As Filed with the Securities and Exchange Commission on August 3, 2020

Registration File No. 333-232740
811-7337

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

Amendment No. 94 ☒

(Check appropriate box or boxes)

Protective Variable Life Separate Account

(Exact name of registrant)

Protective Life Insurance Company

(Name of depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of depositor’s principal executive offices)

(800) 265-1545

Depositor’s Telephone Number, including Area Code

BRAD RODGERS, Esq.

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, N.W., Suite 700

Washington, DC 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on May 1, 2020 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒ on October 1, 2020 pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Interests in Individual
Flexible Premium Variable and Fixed Life Insurance Policies

Explanatory Comment

The prospectus and the statement of additional information for Protective Strategic Objectives II VUL included in Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (333-232740 and 811-7337) filed on April 28, 2020 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

Supplement dated October ___, 2020
to the Prospectus dated May 1, 2020 for
Protective Strategic Objectives VUL II
Issued by
Protective Life Insurance Company
Protective Variable Life Separate Account

This Supplement amends certain information in your variable life insurance policy ("Policy") prospectus (the "Prospectus"). Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective October [19], 2020, the following section entitled, "Policy Value Credit" in the Prospectus on page 5 is replaced with the following:

Policy Value Credit

If your Policy is not in default, on each Monthly Anniversary Day following the 6th Policy Anniversary, the Company may credit your Policy Value with an additional amount for keeping your Policy in force. See "Policy Value Credit" for more information.

Effective October [19], 2020, the following section entitled, "Policy Value Credit" in the Prospectus on pages 15-16 is replaced with the following:

Policy Value Credit

The Policy is eligible for a Policy Value Credit if the Policy is maintained beyond 6 Policy Years. The Policy Value Credit ends immediately upon termination of the Policy. If your Policy is in default or has lapsed, we will not credit your Policy with the Policy Value Credit.

The Policy Value Credit is not guaranteed. We would pay the Policy Value Credit if the expense, mortality, investment, and persistency experience for all Policies issued under this Prospectus is at least as favorable as the Company assumed when the Policies were issued. The Policy Value Credit actually paid will be determined and applied on a uniform and nondiscriminatory basis. The Policy Value Credit, if any, the Company would pay on a monthly basis will be equal to 0.021% (0.252% annualized) of unloaned Policy Value up to the attained age 100 of the Insured. After age 100, the Policy Value Credit will be 0%. Any Policy Value Credit we pay will not be subject to recapture for any reason. The Policy Value Credit is considered investment experience, not premium and is therefore not subject to the premium expense charge.

The Company may modify or discontinue offering the Policy Value Credit on a prospective basis for new policies issued at any time.

The Policy Value Credit, if applicable, will be calculated and applied as follows:

•  On each Monthly Anniversary Day, beginning with the first Monthly Anniversary Day in Policy Year 7, the Company will credit additional Policy Value to your Policy.

•  The Policy Value Credit is equal to the Policy Value Credit percentage multiplied by the unloaned Policy Value on the Monthly Anniversary Day plus any Net Premium received on that day and after the processing of any loan, withdrawal, transfer, or surrender requests on that day.

•  The Policy Value Credit is calculated before the Company processes any monthly deductions.

When made, the Company allocates credits to Policy Value among the various Sub-Accounts and the Fixed Account in accordance with the Owner's current allocation instructions for premiums.

For example, assume your Policy is eligible for a Policy Value Credit and the Policy Value on the Monthly Anniversary Day is $50,000 with a loan balance of $10,000. No premiums have been paid on this day, nor has there been a loan, transfer or surrender request on this day. The Policy Value Credit would be calculated as follows:

Unloaned Policy Value = $50,000 – $10,000 = $40,000

Policy Value Credit Percentage = 0.021%

Policy Value Credit = $40,000 x 0.021% = $8.40

1

Assume your current allocation instructions for premiums are as follows: 50% to the Fund A Sub-Account; 30% to the Fund B Sub-Account; 20% to the Fixed Account. The Policy Value Credit would be allocated to the following Funds as follows:

$8.40 x 50% = $4.20 allocated to the Fund A Sub-Account

$8.40 x 30% = $2.52 allocated to the Fund B Sub-Account

$8.40 x 20% = $1.68 allocated to the Fixed Account

Effective October [19], 2020, the following section entitled, "ExtendCare Chronic Illness Accelerated Death Benefit Rider (not available in all distribution channels)" in the Prospectus on page 5 is replaced with the following:

ExtendCare Chronic Illness Accelerated Death Benefit Rider (not available in all distribution channels)

This rider provides one or more accelerated Death Benefit payments to the Owner during a 12-month period if the Insured has a qualifying chronic illness that is expected to last one year or more (90 days or more for policies issued after October [19], 2020) and all of the terms and conditions of the rider are met. We begin deducting a monthly charge upon issuance of this rider based, in part, on a maximum monthly benefit amount selected by the Owner at the time of Policy issue. During a Benefit Period, all monthly deductions required to maintain the Policy will be waived. If the Insured is certified as Chronically Ill for three consecutive 12-month Benefit Periods, the monthly deductions will be waived for as long as the Policy is in force. This rider is not available in California. See "ExtendCare Chronic Illness Accelerated Death Benefit Rider" in the "Supplemental Riders and Endorsement" section for more information. It is possible that for tax purposes some or all of the charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider could be treated as a withdrawal from the Policy. See "Tax Considerations."

Effective October [19], 2020, the "ExtendCare Rider" section of the Fee Table located on page 11 of the Prospectus should be replaced with the following:

ExtendCare Rider for policies issued before 10/[19]/2020(9)

Minimum and Maximum Charge
Charge for a 57 year old female in the nontobacco rate class in the First Policy Year with a Face Amount of $250,000 and monthly benefit of $10,800 and an elimination period of 90 days	On the Effective Date and each Monthly Anniversary Day On the Effective Date and each Monthly Anniversary Day	$0.01 – $31.50 per $1,000 of Net Amount at Risk $0.24 per $1,000 of Net Amount at Risk	$0.01 – $16.11 per $1,000 of Net Amount at Risk $0.09 per $1,000 of Net Amount at Risk

ExtendCare Rider for policies issued on or after 10/[19]/2020(9)

Minimum and Maximum Charge
Charge for a 57 year old female in the nontobacco rate class in the First Policy Year with a Face Amount of $250,000 and monthly benefit of $10,800 and an elimination period of 90 days	On the Effective Date and each Monthly Anniversary Day On the Effective Date and each Monthly Anniversary Day	$0.01 – $34.39 per $1,000 of Net Amount at Risk $0.12 per $1,000 of Net Amount at Risk	$0.01 – $16.85 per $1,000 of Net Amount at Risk $0.06 per $1,000 of Net Amount at Risk

2

Effective October [19], 2020, in the following section entitled, "ExtendCare Chronic Illness Accelerated Death Benefit Rider (not available in all distribution channels)" in the Prospectus on pages 45, the first paragraph is replaced with the following:

This rider allows the Owner to request a monthly or annual accelerated payment of part of the Policy's Death Benefit when we receive a written certification from a licensed health care practitioner that the Insured has a qualifying chronic illness that is expected to last one or more years (90 or more days for policies issued on or after October [19], 2020) (the "Certification"). A qualifying chronic illness is an illness or condition that (1) prevents the Insured from performing at least two activities of daily living, such as eating, bathing, or dressing, without substantial assistance or (2) requires substantial supervision of the Insured to protect them from threats to their health and safety due to severe cognitive impairment. The licensed health care practitioner who provides the Certification can be a physician, registered professional nurse or licensed social worker, but cannot be the Owner or Insured or a family member of either the Owner or Insured. We reserve the right to require that the Insured be examined by a licensed health care practitioner chosen by us.

For information about your Policy, you may contact us by writing Protective Life at P.O. Box 1928, Birmingham, AL 35201-1928 or calling toll free at 800-456-6330. This Supplement Should Be Retained with Your Prospectus for Future Reference.

3

PART C

OTHER INFORMATION

1.                                                         Resolution of the Board of Directors of Protective Life Insurance Company establishing Protective Variable Life Separate Account is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

2.                                                         Not Applicable

3. (a)                                       Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and Protective Variable Life Separate Account is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

3. (a)(i)         Amendment I to the Underwriting Agreement (PLICO and IDI) is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

3. (a)(ii)        Second Amended Distribution Agreement between IDI and PLICO is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 25, 2014.

3. (a)(iii)       Second Amended Distribution agreement between IDI and PLICO, as Revised June 1, 2018 is incorporated herein by reference to the Post-Effective Amendment No.26 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on July 20, 2018.

3. (a)(iv)       First Amendment to the Second Amended Distribution Agreement between IDI and PLICO is incorporated herein by reference to the Form N-4 Registration Statement (File No.333-240102), as filed with the Commission on July 27, 2020.

3. (b)                                       Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (a)                                       Protective Strategic Objectives II VUL Form of Contract is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (b)                                       Children’s Term Life Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (c)                                        Form of Protected Insurability Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (d)                                       Form of Accidental Death Benefit Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (e)                                        Form of Waiver of Specified Premium Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (f)                                         Form of Chronic Illness Accelerated Death Benefit Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (g)                                        Form of Pre-Determined Death Benefit Payout Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (h)                                       Form of Overloan Protection Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (i)                                           Form of Terminal Illness Accelerated Death Benefit Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (j)                                          Form of Lapse Protection Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (k)                                       ExtendCare Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (k)(i)                            Revised ExtendCare Rider-Filed herein

5.                                                         Form of Variable Universal Individual Life Insurance Application is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

6. (a)                                       2011 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), as filed with the Commission on September 16, 2011.

6. (b)                                       2011 Amended and Restated Bylaws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), as filed with the Commission on September 16, 2011.

7. (a)                                       Form of Automatic and Facultative Yearly Renewable Term Agreement is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 30, 2003.

7. (b)                                       Form of Yearly Renewable Term Reinsurance Agreement is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement (333-52215) as filed with the Commission on April 27, 2009.

7. (c)                                        List of Reinsurers is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement (333-206951) as filed with the Commission on April 25, 2019.

8. (a)                                       Participation Agreement (Fidelity Variable Insurance Products Funds) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement (File No. 33-61599), as filed with the Commission on April 20, 2001.

8. (a)(i)         Amended and Restated Participation Agreement (Fidelity Variable Insurance Products Funds) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), as filed with the Commission on April 28, 2006.

8. (b)                                       Participation Agreement (Lord Abbett Series Fund, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), as filed with the Commission on April 25, 2002.

8. (c)                                        Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-112892), as filed with the Commission on February 17, 2004.

8. (c)(i)          Amendment to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (333-113070), as filed with the Commission on April 25, 2011.

8. (d)                                       Participation Agreement and Amendment No. 1 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), as filed with the Commission on April 28, 2006.

8. (d)(i)         Amendment to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (333-113070), as filed with the Commission on April 25, 2011.

8. (e)                                        Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), as filed with the Commission on April 27, 2007.

8. (f)                                         Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), as filed with the Commission on April 27, 2007.

8. (g)                                        Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), as filed with the Commission on April 27, 2007.

8. (h)                                       Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), as filed with the Commission on April 27, 2007.

8. (i)                                           Participation Agreement (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on October 28, 2009.

8. (j)                                          Participation Agreement (PIMCO) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on October 28, 2009.

8. (j)(i)          Form of Novation of and Amendment to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on April 25, 2011.

8. (j)(ii)         Form of Amendment to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on April 25, 2011.

8. (l)                                           Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on October 28, 2009.

8. (m)                                   Rule 22c-2 Information Sharing Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on October 28, 2009.

8. (n)                                       Participation Agreement (AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on April 25, 2011.

8. (o)                                       Participation Agreement (American Funds Insurance Series) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-6 Registration Statement (333-194115), filed with the Commission on June 26, 2015.

8. (o)(i)         Amendment No. 1 to Fund Participation Agreement (American Fund Insurance Series) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (333-232740), filed with the Commission on October 29, 2019.

8. (p)                                       Rule 22c-2 Shareholder Information Agreement (American Funds Insurance Series) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on April 30, 2008.

8. (q)                                       Participation Agreement (Northern Lights Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-6 Registration Statement (File No. 333-206951), as filed with the Commission on July 12, 2017.

8. (r)                                          Participation Agreement (DFA Investment Dimensions Group Inc.) is incorporated herein by reference to Post-Effective Amendment No. 28 to the Form N-6 Registration Statement (File No. 333-52215), as filed with the Commission on November 27, 2017.

8. (s)                                         Participation Agreement (Vanguard Variable Insurance Fund) is incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement (File No. 333-52215), as filed with the Commission on April 27, 2017.

8. (s)(i)          Amendment No. 1 to Participation Agreement (Vanguard Variable Insurance Fund) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (333-232740), filed with the Commission on October 29, 2019.

9.                                                         Not applicable

10.                                                  Not applicable

11.                                                  Opinion and Consent of Max Berueffy, Esq. is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

12.                                                  Not applicable

13.                                                  Not applicable

14. (a)                                Consent of Eversheds Sutherland (US) LLP

To be filed by Amendment

14. (b)                                Consent of PricewaterhouseCoopers LLP

To be filed by Amendment

14. (c)                                 Consents of KPMG LLP

To be filed by Amendment

15.                                                  No Financial Statements are omitted from Item 24.

16.                                                  Not applicable

17. (a)                                Memorandum Pursuant to Rule 6e-3(T)(b)(12)(iii) Describing Issue, Transfer and Redemption Procedures is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (333-232740), filed with the Commission on October 29, 2019.

18.                                                  Powers of Attorney - Filed herein.

Item 27.    Directors and Officers of Depositor.

Name and Principal Business Address*	Position and Offices with Depositor
Adams, D. Scott	Executive Vice President, Chief Digital and Innovation Officer
Bartlett, Malcolm Lee	Senior Vice President, Corporate Tax
Bedwell, Robert R. III	Senior Vice President, Mortgage Loans
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, President, and Director
Black, Lance P.	Senior Vice President, and Treasurer
Borie, Kevin B.	Senior Vice President, Chief Valuation Actuary, and Appointed Actuary
Callaway, Steve M.	Senior Vice President, Senior Counsel, and Secretary
Casey, Sean	Senior Vice President, and Actuary
Cirulli, Vincent	Senior Vice President, Derivatives and VA Hedging
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy L.	Executive Vice President, and Chief Human Resources Officer
Goyer, Stephane	Senior Vice President
Harrison, Wade V.	Senior Vice President, and President, Protection Division
Herring, Derry W	Senior Vice President, and Chief Auditor
Kane, Nancy	Executive Vice President, Acquisitions and Corporate Development
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, and Chief Technology Officer
Laeyendecker, Ronald	Senior Vice President, Executive Benefit Markets
Lawrence, Mary Pat	Senior Vice President, Government Affairs
Loper, David M	Senior Vice President, and Senior Counsel
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Moloney, Michelle	Senior Vice President, and Chief Risk Officer
Moschner, Christopher	Senior Vice President, and Chief Marketing Officer
Passafiume, Philip E.	Senior Vice President, and Chief Investment Officer
Radnoti, Francis	Senior Vice President, and Chief Product Officer
Ray, Webster M.	Senior Vice President, Investments
Riebel, Matthew A.	Senior Vice President, and Chief Distribution Officer
Seurkamp, Aaron C.	Senior Vice President, and President, Retirement Division
Temple, Michael G.	Vice Chairman, Chief Operating Officer, and Director
Wagner, James	Senior Vice President, and Chief Distribution Officer
Walker, Steven G.	Executive Vice President, Chief Financial Officer, and Director
Wells, Paul R.	Senior Vice President, and Chief Accounting Officer
Whitcomb, John	Senior Vice President, Distribution Operations
Williams, Lucinda S.	Senior Vice President, and Chief Customer Officer

*                 Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 28.    Persons Controlled by or Under Common Control With the Depositor or Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Dai-ichi Life Holdings, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement. For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Holdings, Inc., please refer to the attached organizational chart.

a. Protective Life Corporation and Dai-ichi Life Holdings, Inc Organizational Chart filed as an exhibit herein.

Item 29.    Indemnification.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.    Principal Underwriter.

(a)         Other Activity. Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, and the Variable Annuity Separate Account A of Protective Life.

(b)         Management. The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Brown, Barry K.	President and Director	Vice President, Operations
Callaway, Steve M.	Secretary and Director	Senior Vice President, Senior Counsel and Secretary
Creutzmann, Scott E.	Chief Compliance Officer	Senior Vice President and Chief Compliance Officer
Debnar, Lawrence J.	Assistant Financial Officer	Vice President, Financial Reporting, Chase
Gilmer, Joseph F.	Assistant Financial Officer and Director	Assistant Vice President, Financial Reporting
Johnson, Julena G.	Assistant Compliance Officer	Compliance Director
Leopard, Ramona M.	Assistant Secretary	Paralegal III
Majewski, Carol L.	Assistant Compliance Officer	Assistant Vice President, Compliance
Morsch, Letitia	Assistant Secretary	Vice President, New Business Operations
Tennent, Rayburn	Chief Financial Officer	Financial Analyst III

*                 Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

(c)   Compensation From the Registrant. The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investments Distributors, Inc.	None	None	N/A	N/A

Item 31.    Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama, 35223.

Item 32.    Management Services.

All management contracts are discussed in Part A or Part B.

Item 33.    Fee Representation.

Protective Life hereby represents that the fees and charges deducted under the variable life insurance policies described herein are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by it under such policies.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Protective Variable Life Separate Account has duly caused this Post-Effective Amendment to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on August 3, 2020.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

By: *
Richard J. Bielen, President,
Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY
(Depositor)

By: *
Richard J. Bielen, President,
Protective Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement on Form N-6 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	President, Chief Executive Officer Chairman of the Board and Director (Principal Executive Officer)	August 3, 2020
Richard J. Bielen

*	Executive Vice President Chief Financial Officer, and Director (Principal Financial and Accounting Officer)	August 3, 2020
Steven G. Walker

*	Vice Chairman, Chief Operating Officer, and Director	August 3, 2020
Michael G. Temple

*BY:	/S/ BRAD RODGERS	August 3, 2020
Brad Rodgers
Attorney-in-Fact

Exhibits

4. (k)(i)         Revised ExtendCare Rider

18.                               Powers of Attorney

26(a).     Protective Life Corporation and Dai-ichi Life Holdings, Inc Organizational Chart